Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective tax rate reconciliation
Combined tax at U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (Decrease) in taxes resulting from:
Tax-exempt income	(1.50%)	(1.90%)	(4.60%)
State and local income taxes, net of federal benefit	2.60%	2.70%	2.70%
Non-U.S. subsidiaries earnings	(4.40%)	(3.10%)	(6.80%)
Tax settlements	(1.90%)	(1.30%)	(1.40%)
All other	(0.20%)	0.60%	(0.10%)
Actual tax rates	29.60%	32.00%	24.80%